Intangible asset (Holmdel Pharmaceuticals, LP) (Details 2) (InnoPran XL [Member], InnoPran XL license [Member], USD $)	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
InnoPran XL [Member] | InnoPran XL license [Member]
Business Acquisition [Line Items]
Balance at December 12, 2012 (inception)		$ 11,197,799
Acquisitions	12,640,000
Balance at December 31, 2012 and 2013	$ 12,640,000	$ 11,197,799